UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

September 30, 2007

1.837325.101

VIGC-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	$ 4,010,000	$ 3,975,490
5.875% 1/15/36	695,000	609,935
		4,585,425
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	103,939
6.875% 5/1/12	290,000	304,291
7.625% 4/15/31	1,625,000	1,767,488
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,763,491
5.5% 3/15/11	2,675,000	2,680,149
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,310,343
4.625% 6/1/13	3,475,000	3,277,881
6.45% 12/1/36 (b)	1,560,000	1,521,825
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,108,972
News America, Inc.:
6.15% 3/1/37	1,745,000	1,627,361
6.2% 12/15/34	6,695,000	6,303,316
Time Warner Cable, Inc.:
5.85% 5/1/17 (b)	2,467,000	2,398,437
6.55% 5/1/37 (b)	5,240,000	5,140,340
Time Warner, Inc. 5.875% 11/15/16	400,000	391,316
Viacom, Inc. 5.75% 4/30/11	1,410,000	1,423,640
		35,122,789
TOTAL CONSUMER DISCRETIONARY		39,708,214
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	2,060,691
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
6.036% 12/10/28 (b)	7,323,183	7,113,227
6.302% 6/1/37 (f)	5,910,000	5,743,746
		12,856,973
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (b)(f)	2,935,000	2,981,432
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	505,000	548,797
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,552,215

	Principal Amount	Value
Reynolds American, Inc. 7.25% 6/15/37	$ 3,055,000	$ 3,193,621
		6,294,633
TOTAL CONSUMER STAPLES		24,193,729
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (b)	6,135,000	6,566,781
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,845,000	1,827,305
6.45% 9/15/36	1,155,000	1,137,096
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,171,288
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,532,422
6.25% 2/15/13	855,000	873,881
6.75% 2/15/32	4,255,000	4,141,791
Duke Energy Field Services 6.45% 11/3/36 (b)	3,300,000	3,159,014
El Paso Natural Gas Co. 5.95% 4/15/17 (b)	3,330,000	3,252,201
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	6,135,000	6,445,468
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	321,735
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	6,045,000	5,749,315
6.95% 1/15/38	470,000	476,464
Nakilat, Inc. 6.067% 12/31/33 (b)	4,015,000	3,873,953
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	876,134
Nexen, Inc.:
5.875% 3/10/35	1,655,000	1,515,813
6.4% 5/15/37	2,125,000	2,064,979
Pemex Project Funding Master Trust:
5.75% 12/15/15	1,825,000	1,826,121
6.125% 8/15/08	6,850,000	6,884,250
6.18% 12/3/12 (b)(f)	410,000	409,385
6.9944% 6/15/10 (b)(f)	4,480,000	4,553,920
Plains All American Pipeline LP:
6.125% 1/15/17	1,705,000	1,706,599
6.65% 1/15/37	3,190,000	3,173,275
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (b)	2,375,000	2,365,120
6.332% 9/30/27 (b)	2,415,000	2,337,503
Talisman Energy, Inc. yankee 6.25% 2/1/38	1,335,000	1,257,661
Texas Eastern Transmission LP 6% 9/15/17 (b)	2,434,000	2,409,660
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	$ 1,380,000	$ 1,390,350
Valero Energy Corp. 6.625% 6/15/37	1,575,000	1,598,445
		72,331,148
TOTAL ENERGY		78,897,929
FINANCIALS - 8.8%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 6.9% 8/15/12	7,170,000	7,421,158
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,691,021
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,683,151
5.625% 1/15/17	3,000,000	2,910,747
5.7% 9/1/12	2,935,000	2,967,975
6.6% 1/15/12	4,610,000	4,830,939
6.75% 10/1/37	3,745,000	3,769,043
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	2,033,728
6.25% 6/15/12	6,015,000	6,097,899
JPMorgan Chase Capital XVII 5.85% 8/1/35	6,975,000	6,240,379
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,886,459
Lazard Group LLC:
6.85% 6/15/17	3,230,000	3,178,091
7.125% 5/15/15	5,585,000	5,640,850
Lehman Brothers Holdings, Inc.:
6% 5/3/32 (f)	2,960,000	2,709,146
6.2% 9/26/14	3,100,000	3,112,279
7% 9/27/27	3,100,000	3,174,050
Merrill Lynch & Co., Inc. 4.25% 2/8/10	7,275,000	7,146,851
Morgan Stanley:
4.75% 4/1/14	1,500,000	1,408,982
6.6% 4/1/12	7,695,000	8,052,894
		80,955,642
Commercial Banks - 0.8%
Bank of America NA:
5.3% 3/15/17	1,480,000	1,435,613
6% 10/15/36	1,480,000	1,452,043
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	4,526,045
Korea Development Bank 3.875% 3/2/09	5,775,000	5,680,001
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,441,241
Standard Chartered Bank 6.4% 9/26/17 (b)	4,625,000	4,632,002

	Principal Amount	Value
Wachovia Bank NA:
4.875% 2/1/15	$ 4,405,000	$ 4,166,839
5.85% 2/1/37	3,000,000	2,866,383
Wachovia Corp. 4.875% 2/15/14	785,000	756,101
		26,956,268
Consumer Finance - 0.9%
American Express Co. 6.15% 8/28/17	1,625,000	1,639,870
Capital One Financial Corp. 5.7% 9/15/11	1,375,000	1,377,283
Discover Financial Services 6.2338% 6/11/10 (b)(f)	7,050,000	6,890,177
General Electric Capital Corp. 5.625% 9/15/17	2,420,000	2,419,337
HSBC Finance Corp. 5% 6/30/15	3,525,000	3,328,746
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,156,688
MBNA Corp. 7.5% 3/15/12	1,860,000	2,014,661
SLM Corp.:
4% 1/15/09	1,020,000	986,850
4.5% 7/26/10	2,555,000	2,391,810
5.5% 7/27/09 (f)	1,064,000	1,022,780
5.52% 7/26/10 (f)	6,312,000	5,941,618
		29,169,820
Diversified Financial Services - 0.9%
Bank of America Corp. 7.4% 1/15/11	9,125,000	9,709,821
Citigroup, Inc.:
5% 9/15/14	2,325,000	2,241,109
5.875% 5/29/37	1,400,000	1,349,496
6.125% 8/25/36	4,600,000	4,553,531
JPMorgan Chase & Co.:
4.891% 9/1/15 (f)	20,000	19,677
5.6% 6/1/11	127,000	128,610
5.75% 1/2/13	3,500,000	3,549,368
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,375,000	3,139,972
5.5% 1/15/14 (b)	2,405,000	2,332,129
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(f)	3,400,000	3,283,720
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(f)	2,035,000	1,967,440
		32,274,873
Insurance - 0.4%
AMBAC Financial Group, Inc. 6.15% 2/15/37	810,000	698,883
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	415,626
Lincoln National Corp. 7% 5/17/66 (f)	1,475,000	1,520,104
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,403,205
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Principal Life Global Funding I 6.25% 2/15/12 (b)	$ 2,310,000	$ 2,407,713
Symetra Financial Corp. 6.125% 4/1/16 (b)	3,855,000	3,853,720
		13,299,251
Real Estate Investment Trusts - 2.5%
AMB Property LP 5.9% 8/15/13	2,575,000	2,562,383
Archstone-Smith Operating Trust 5.25% 5/1/15	6,480,000	6,225,543
Arden Realty LP 5.25% 3/1/15	625,000	616,033
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,365,000	1,338,486
5.625% 12/15/10	2,260,000	2,256,104
5.7% 5/1/17	5,000,000	4,674,010
5.75% 4/1/12	1,115,000	1,106,713
Camden Property Trust 5.375% 12/15/13	1,655,000	1,597,787
Colonial Properties Trust:
4.75% 2/1/10	690,000	680,023
5.5% 10/1/15	6,290,000	5,909,732
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	993,937
4.625% 8/1/10	225,000	221,834
5% 5/3/10	2,435,000	2,424,043
5.25% 4/15/11	1,395,000	1,391,499
5.375% 10/15/12	1,240,000	1,207,864
Duke Realty LP:
4.625% 5/15/13	925,000	868,395
5.5% 3/1/16	1,270,000	1,199,206
5.625% 8/15/11	2,325,000	2,318,376
5.95% 2/15/17	695,000	666,546
6.5% 1/15/18	2,445,000	2,418,677
6.95% 3/15/11	1,535,000	1,598,914
Equity One, Inc. 6% 9/15/17 (b)	1,760,000	1,681,680
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,354,904
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	3,901,613
HRPT Properties Trust:
5.75% 11/1/15	670,000	631,569
6.25% 6/15/17	4,455,000	4,284,333
Liberty Property LP:
5.5% 12/15/16	1,715,000	1,605,010
6.625% 10/1/17	1,850,000	1,846,550
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,723,481
7.25% 3/15/09	1,085,000	1,115,780
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	781,182
6% 3/31/16	3,099,000	2,946,219

	Principal Amount	Value
Simon Property Group LP:
4.6% 6/15/10	$ 2,965,000	$ 2,908,211
4.875% 8/15/10	2,455,000	2,424,538
5% 3/1/12	2,060,000	1,998,888
5.1% 6/15/15	3,210,000	3,016,736
5.375% 6/1/11	2,020,000	2,014,320
7.75% 1/20/11	595,000	634,774
UDR, Inc. 5.5% 4/1/14	2,690,000	2,623,301
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	852,936
Washington Real Estate Investment Trust 5.95% 6/15/11	3,015,000	3,072,237
		83,694,367
Real Estate Management & Development - 0.3%
ERP Operating LP 5.5% 10/1/12	1,585,000	1,558,343
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,688,477
Regency Centers LP:
5.875% 6/15/17	3,005,000	2,899,999
6.75% 1/15/12	2,035,000	2,111,620
		9,258,439
Thrifts & Mortgage Finance - 0.6%
Capmark Financial Group, Inc.:
5.875% 5/10/12 (b)	3,610,000	3,287,714
6.3% 5/10/17 (b)	1,400,000	1,218,419
Independence Community Bank Corp. 3.75% 4/1/14 (f)	3,820,000	3,718,258
Residential Capital LLC 6.5% 6/1/12	6,000,000	4,860,000
Washington Mutual, Inc. 4.625% 4/1/14	7,200,000	6,557,782
		19,642,173
TOTAL FINANCIALS		295,250,833
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	2,019,985
6.45% 9/15/37	2,970,000	3,079,492
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,856,060
		7,955,537
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,425,392
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,515,000	4,424,700
7.45% 5/1/34 (b)	420,000	415,800
		8,265,892
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 1.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$ 208,963	$ 209,486
6.978% 10/1/12	673,976	678,189
7.024% 4/15/11	2,180,000	2,213,572
7.858% 4/1/13	3,480,000	3,671,400
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,069,133	2,087,962
6.795% 2/2/20	3,717,714	3,531,828
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	5,885,000	6,035,803
Southwest Airlines Co. Pass-thru Trust Certificates 6.15% 8/1/22	2,400,000	2,403,000
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	1,530,452	1,507,496
8.36% 7/20/20	5,415,799	5,849,063
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22 (a)	6,120,000	6,028,200
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	591,759	589,540
6.201% 3/1/10	251,421	250,792
6.602% 9/1/13	758,940	760,837
7.032% 4/1/12	1,459,553	1,465,946
7.186% 10/1/12	3,617,033	3,648,682
		40,931,796
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	3,395,000	3,291,816
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (b)	3,600,000	3,626,766
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (b)	6,485,000	6,734,212
		10,360,978
TOTAL INDUSTRIALS		62,850,482
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37 (b)	1,225,000	1,269,564

	Principal Amount	Value
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	$ 195,000	$ 195,942
National Semiconductor Corp. 6.15% 6/15/12	5,265,000	5,356,643
		5,552,585
TOTAL INFORMATION TECHNOLOGY		6,822,149
MATERIALS - 0.2%
Metals & Mining - 0.1%
United States Steel Corp. 6.65% 6/1/37	2,270,000	2,094,200
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,149,885
		5,244,085
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,900,000	1,871,025
TOTAL MATERIALS		7,115,110
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,409,802
AT&T, Inc. 6.8% 5/15/36	6,125,000	6,555,398
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	716,640
British Telecommunications PLC 9.125% 12/15/30	2,250,000	2,979,455
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,447,385
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,166,483
6.45% 6/15/34	3,620,000	3,671,440
Sprint Capital Corp.:
6.875% 11/15/28	1,015,000	979,574
8.75% 3/15/32	6,510,000	7,465,271
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,890,332
7.2% 7/18/36	2,165,000	2,291,107
Telefonica Emisiones SAU:
6.221% 7/3/17	2,885,000	2,914,470
7.045% 6/20/36	4,335,000	4,617,560
Verizon Communications, Inc. 6.25% 4/1/37	1,380,000	1,387,790
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,833,173
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,153,478
		48,479,358
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,730,514
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 740,000	$ 800,687
8.125% 5/1/12	1,130,000	1,253,008
Sprint Nextel Corp. 6% 12/1/16	2,710,000	2,603,023
Vodafone Group PLC 5% 12/16/13	3,890,000	3,741,402
		10,128,634
TOTAL TELECOMMUNICATION SERVICES		58,607,992
UTILITIES - 3.6%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17	6,014,000	6,197,656
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,640,000	4,584,997
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,392,281
6.15% 9/15/17	2,890,000	2,907,175
Enel Finance International SA:
6.25% 9/15/17 (b)	1,455,000	1,460,388
6.8% 9/15/37 (b)	3,858,000	3,928,517
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,725,723
6.75% 5/1/11	2,230,000	2,318,045
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,080,918
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,180,825
Pennsylvania Electric Co. 6.05% 9/1/17 (b)	2,905,000	2,894,336
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	6,230,000	5,985,784
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,954,072
7.1% 3/1/11	3,277,000	3,446,460
TXU Energy Co. LLC 7% 3/15/13	7,275,000	7,954,147
		57,011,324
Gas Utilities - 0.3%
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	3,775,983
5.45% 9/15/20	2,135,000	1,967,588
6.4% 3/15/18	3,220,000	3,243,644
7.875% 11/15/10	925,000	990,103
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	197,214
		10,174,532
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,053,161
Exelon Generation Co. LLC 6.2% 10/1/17	5,545,000	5,549,469

	Principal Amount	Value
PPL Energy Supply LLC:
5.7% 10/15/35	$ 3,030,000	$ 2,961,534
6.2% 5/15/16	2,715,000	2,709,578
TXU Corp. 5.55% 11/15/14	980,000	788,900
		18,062,642
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,489,445
6.25% 6/30/12	1,938,000	1,988,241
6.3% 9/30/66 (f)	9,255,000	9,169,373
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,684,790
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,924,467
6.5% 9/15/37 (b)	3,280,000	3,315,437
National Grid PLC 6.3% 8/1/16	7,060,000	7,140,618
TECO Energy, Inc. 7% 5/1/12	1,740,000	1,804,984
WPS Resources Corp. 6.11% 12/1/66 (f)	2,330,000	2,164,598
		35,681,953
TOTAL UTILITIES		120,930,451
TOTAL NONCONVERTIBLE BONDS (Cost $707,705,488)		702,332,426
U.S. Government and Government Agency Obligations - 26.9%

U.S. Government Agency Obligations - 2.2%
Fannie Mae:
3.25% 2/15/09	3,286,000	3,232,681
4.75% 12/15/10	9,565,000	9,649,650
5% 2/16/12	12,000,000	12,181,380
6.625% 9/15/09	3,020,000	3,144,853
Federal Home Loan Bank 5.375% 8/19/11	8,940,000	9,197,472
Freddie Mac:
4% 6/12/13	17,620,000	16,991,213
4.75% 3/5/09	5,462,000	5,482,974
5.25% 7/18/11	413,000	423,287
5.75% 1/15/12	6,410,000	6,695,021
6.625% 9/15/09	3,475,000	3,618,663
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,357,553
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,330,000	2,340,373
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		75,315,120
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 5.9%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 24,409,556	$ 23,596,531
2% 4/15/12	10,265,100	10,187,735
2% 1/15/14 (d)	129,753,428	127,879,806
2% 7/15/14	5,525,300	5,449,002
2.375% 4/15/11	19,420,937	19,541,035
3.5% 1/15/11	14,323,781	12,484,018
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		199,138,127
U.S. Treasury Obligations - 18.8%
U.S. Treasury Bonds 6.25% 5/15/30	46,558,000	55,345,823
U.S. Treasury Notes:
4.125% 8/31/12 (c)	149,668,000	149,074,874
4.25% 8/15/13 (d)	49,752,000	49,701,452
4.25% 8/15/14	130,000,000	129,085,970
4.75% 1/31/12	70,740,000	72,359,309
4.75% 5/15/14 (d)	86,307,000	88,248,908
4.875% 6/30/12	86,080,000	88,487,572
TOTAL U.S. TREASURY OBLIGATIONS		632,303,908
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $896,307,572)		906,757,155
U.S. Government Agency - Mortgage Securities - 28.1%

Fannie Mae - 23.9%
3.753% 10/1/33 (f)	258,559	257,960
3.783% 6/1/34 (f)	1,309,003	1,291,264
3.797% 6/1/33 (f)	216,703	216,889
3.817% 10/1/33 (f)	3,109,453	3,085,389
3.845% 10/1/33 (f)	6,356,472	6,347,573
3.932% 5/1/33 (f)	74,307	74,104
4% 8/1/18 to 6/1/19	3,507,186	3,309,598
4.006% 10/1/18 (f)	190,387	189,218
4.029% 4/1/33 (f)	67,167	67,665
4.047% 2/1/35 (f)	135,884	136,306
4.098% 1/1/35 (f)	421,548	423,358
4.168% 1/1/35 (f)	584,929	578,003
4.25% 2/1/35 (f)	276,375	273,402
4.263% 5/1/35 (f)	274,183	275,040
4.268% 10/1/33 (f)	108,811	108,610
4.286% 6/1/33 (f)	135,705	135,917
4.287% 3/1/33 (f)	268,807	270,744
4.288% 8/1/33 (f)	472,143	474,368

	Principal Amount	Value
4.295% 3/1/35 (f)	$ 242,129	$ 242,053
4.297% 3/1/33 (f)	146,889	145,265
4.305% 4/1/35 (f)	126,765	126,765
4.343% 1/1/35 (f)	300,232	297,417
4.358% 2/1/34 (f)	532,656	529,591
4.394% 2/1/35 (f)	429,986	425,991
4.413% 5/1/35 (f)	219,808	220,760
4.434% 3/1/35 (f)	399,432	395,943
4.453% 5/1/35 (f)	733,318	732,934
4.454% 8/1/34 (f)	762,099	758,467
4.481% 3/1/35 (f)	882,256	875,410
4.497% 1/1/35 (f)	316,308	314,296
4.5% 4/1/18 to 10/1/35	95,706,080	90,912,729
4.5% 10/1/22 (c)	12,000,000	11,566,490
4.5% 10/1/22 (c)	4,000,000	3,855,497
4.504% 2/1/35 (f)	1,345,968	1,355,874
4.506% 2/1/35 (f)	201,510	202,608
4.509% 3/1/35 (f)	876,657	870,239
4.512% 2/1/35 (f)	3,840,446	3,825,981
4.513% 2/1/35 (f)	114,576	115,899
4.528% 7/1/35 (f)	870,822	871,040
4.562% 7/1/35 (f)	940,909	944,582
4.566% 11/1/34 (f)	750,709	746,578
4.568% 2/1/35 (f)	2,713,175	2,696,102
4.576% 2/1/35 (f)	742,996	738,785
4.602% 10/1/35 (f)	59,274	59,114
4.609% 9/1/34 (f)	823,017	819,250
4.631% 2/1/35 (f)	9,003,714	8,955,323
4.664% 11/1/34 (f)	914,031	910,697
4.666% 3/1/35 (f)	1,784,837	1,800,719
4.675% 5/1/35 (f)	3,820,715	3,840,735
4.702% 10/1/34 (f)	889,548	886,709
4.709% 3/1/35 (f)	74,854	75,286
4.715% 7/1/34 (f)	736,253	734,476
4.715% 12/1/34 (f)	574,280	572,378
4.776% 12/1/34 (f)	246,673	245,957
4.803% 6/1/35 (f)	1,140,013	1,144,543
4.808% 11/1/34 (f)	722,111	720,509
4.857% 10/1/34 (f)	3,007,752	3,004,268
4.87% 5/1/33 (f)	17,850	18,036
5% 10/1/17 to 8/1/35	63,734,127	62,022,488
5% 10/1/22 (c)	33,000,000	32,357,480
5% 10/1/37 (c)	25,000,000	23,859,285
5% 10/1/37 (c)	50,000,000	47,718,570
5% 10/1/37 (c)	40,000,000	38,174,856
5.002% 8/1/34 (f)	193,831	193,491
5.016% 7/1/34 (f)	119,386	119,488
5.049% 5/1/35 (f)	1,432,117	1,446,434
5.07% 9/1/34 (f)	2,126,154	2,129,496
5.097% 5/1/35 (f)	3,563,988	3,597,343
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.147% 5/1/35 (f)	$ 873,325	$ 875,549
5.155% 5/1/35 (f)	2,585,032	2,592,827
5.175% 6/1/35 (f)	1,040,965	1,050,577
5.188% 8/1/33 (f)	341,911	343,415
5.197% 5/1/35 (f)	2,942,263	2,953,504
5.297% 7/1/35 (f)	128,547	129,729
5.299% 12/1/35 (f)	1,671,098	1,678,423
5.303% 2/1/36 (f)	3,382,795	3,398,134
5.472% 2/1/36 (f)	4,774,426	4,813,703
5.5% 6/1/09 to 2/1/36	149,211,285	147,091,613
5.5% 10/1/37 (c)	45,000,000	44,095,977
5.563% 9/1/36 (f)	1,663,467	1,677,005
5.609% 1/1/36 (f)	1,430,046	1,445,095
5.651% 7/1/37 (f)	958,426	968,189
5.699% 9/1/35 (f)	1,341,247	1,355,153
5.789% 2/1/36 (f)	779,455	788,943
5.807% 1/1/36 (f)	874,837	883,990
6% 6/1/14 to 9/1/37	42,238,534	42,485,246
6% 10/1/22 (c)	3,000,000	3,039,949
6% 10/1/37 (c)	12,000,000	12,018,833
6% 10/1/37 (c)	100,000,000	100,156,940
6.056% 4/1/36 (f)	680,582	690,461
6.256% 6/1/36 (f)	335,985	340,445
6.319% 4/1/36 (f)	618,753	629,997
6.5% 6/1/11 to 7/1/34	42,871,195	43,939,750
6.577% 9/1/36 (f)	4,067,775	4,140,916
7% 3/1/15 to 8/1/32	3,621,481	3,795,369
7.5% 8/1/08 to 11/1/31	2,879,098	3,070,574
8% 1/1/30 to 5/1/30	69,916	75,218
8.5% 3/1/25 to 6/1/25	1,288	1,401
TOTAL FANNIE MAE		807,216,560
Freddie Mac - 2.4%
4% 2/1/20	3,605,598	3,396,832
4.084% 1/1/35 (f)	871,102	873,905
4.289% 3/1/35 (f)	299,177	298,429
4.293% 2/1/35 (f)	653,676	653,676
4.305% 12/1/34 (f)	397,578	392,558
4.338% 3/1/35 (f)	634,196	626,448
4.375% 2/1/35 (f)	732,706	724,159
4.421% 6/1/35 (f)	442,378	441,834
4.423% 3/1/35 (f)	417,677	412,700
4.425% 2/1/34 (f)	317,889	315,262
4.45% 3/1/35 (f)	392,093	387,798
4.5% 5/1/19	40,204	38,885
4.541% 2/1/35 (f)	685,603	678,804
4.773% 10/1/34 (f)	1,174,265	1,167,980
4.809% 3/1/33 (f)	116,514	117,855

	Principal Amount	Value
4.817% 9/1/34 (f)	$ 567,268	$ 564,679
4.99% 4/1/35 (f)	1,650,838	1,662,326
5.134% 4/1/35 (f)	1,643,783	1,643,966
5.199% 3/1/36 (f)	617,256	617,668
5.435% 11/1/35 (f)	790,498	794,040
5.533% 1/1/36 (f)	2,233,186	2,246,039
5.787% 10/1/35 (f)	623,939	629,552
5.877% 6/1/36 (f)	769,468	777,289
6% 5/1/33	3,479,978	3,502,431
6% 10/1/37 (c)	40,000,000	40,047,152
6.044% 6/1/36 (f)	757,415	766,471
6.049% 7/1/37 (f)	3,962,880	4,002,681
6.089% 4/1/36 (f)	1,231,337	1,243,925
6.1% 6/1/36 (f)	713,623	724,519
6.476% 10/1/36 (f)	4,105,894	4,169,616
6.62% 7/1/36 (f)	5,377,168	5,460,129
6.702% 8/1/36 (f)	673,723	685,970
7.5% 5/1/17 to 11/1/31	329,087	349,392
8% 7/1/17 to 5/1/27	44,559	47,796
8.5% 3/1/20 to 1/1/28	188,898	205,441
TOTAL FREDDIE MAC		80,668,207
Government National Mortgage Association - 1.8%
4.25% 7/20/34 (f)	521,921	521,285
4.5% 2/20/37 (f)	7,953,143	7,832,785
4.75% 1/20/34 (f)	1,711,245	1,702,589
6% 8/15/08 to 8/15/29	716,117	724,274
6.5% 6/15/08 to 11/15/35	14,273,117	14,668,629
6.5% 10/1/37 (c)	9,000,000	9,199,994
6.5% 10/1/37 (c)	12,000,000	12,266,658
6.5% 10/1/37 (c)	7,000,000	7,155,551
7% 1/15/28 to 11/15/32	6,294,945	6,553,958
7.5% 4/15/22 to 10/15/28	1,416,790	1,500,599
8% 2/15/17 to 11/15/30	183,416	195,677
8.5% 12/15/16 to 3/15/30	60,678	65,997
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		62,387,996
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $957,655,377)		950,272,763
Asset-Backed Securities - 2.9%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 5.5313% 11/25/50 (f)	237,991	230,219
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	1,200,000	1,193,478
Airspeed Ltd. Series 2007-1A Class C1, 8.2525% 4/15/24 (b)(f)	3,039,992	3,012,442
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	$ 89,384	$ 89,257
Class B1, 5.2% 3/6/11	305,000	301,782
Class C1, 5.28% 11/6/11	1,850,000	1,827,655
Class E1, 6.62% 5/6/13 (b)	756,663	605,330
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.2313% 1/25/32 (f)	132,933	121,002
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	1,300,000	1,293,603
Argent Securities, Inc. Series 2004-W5 Class M1, 5.7313% 4/25/34 (f)	1,730,000	1,683,273
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	995,000	993,280
Class B, 5.26% 10/15/10	945,000	947,193
Class C, 5.55% 1/18/11	5,965,000	6,007,682
Class D, 7.16% 1/15/13 (b)	645,000	645,781
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (b)	445,000	443,896
Class C, 5.77% 5/20/10 (b)	430,000	430,705
Class D, 6.15% 4/20/11 (b)	725,000	727,662
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,131,126
Class C, 5.73% 3/15/11	660,000	658,552
Class D, 6.05% 1/17/12	1,630,000	1,639,805
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,353,509
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,174,961
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.1313% 8/25/36 (b)(f)	255,000	55,781
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (b)	722,589	716,879
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	2,990,583	2,983,044
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,061,082
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,259,414
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,415,000	2,416,304

	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	$ 2,052,000	$ 2,014,325
Class C, 5.074% 6/15/35 (b)	1,862,000	1,818,653
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	862,773
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (b)	4,995,000	4,984,886
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (b)	5,175,000	5,141,311
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	2,090,442	2,087,312
Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	1,009,767
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (b)(f)	550,000	275,000
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,012,762
Series 2006-1:
Class A3, 5.13% 6/15/10	664,484	663,948
Class B, 5.29% 11/15/12	315,000	314,003
Class C, 5.34% 11/15/12	405,000	402,806
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	3,860,000	3,723,363
Class C, 4.13% 11/20/37 (b)	3,760,000	3,492,288
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 5.6613% 6/25/34 (f)	525,000	509,702
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (b)(f)	3,285,000	3,280,401
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	1,750,000	247,461
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	14,994	14,985
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.6513% 1/25/35 (f)	1,700,000	1,622,735
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (b)	1,460,000	1,453,164
Class C, 5.77% 5/25/10 (b)	1,355,000	1,350,113
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (b)	4,570,000	4,494,623
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.7313% 11/25/34 (f)	685,000	627,395
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 5.9725% 6/15/12 (f)	$ 2,235,000	$ 2,115,286
Class C, 6.2525% 6/15/12 (f)	1,335,000	1,263,566
Wachovia Auto Loan Trust Series 2006-2A Class A4, 5.23% 3/20/12 (b)	4,000,000	4,007,521
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	1,764,198	1,761,690
TOTAL ASSET-BACKED SECURITIES (Cost $98,716,566)		97,556,536
Collateralized Mortgage Obligations - 5.9%

Private Sponsor - 2.6%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	485,000	461,676
Class C, 5.6984% 4/10/17	1,290,000	1,219,314
Class D, 5.6984% 5/10/17	650,000	609,645
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7672% 11/25/34 (f)	1,687,865	1,666,780
Series 2005-E Class 2A7, 4.6061% 6/25/35 (f)	2,680,000	2,633,100
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3556% 2/25/37 (f)	350,829	344,397
Series 2007-A2 Class 3A1, 4.5622% 7/25/37 (f)	8,282,579	8,173,249
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4065% 8/25/34 (f)	4,473,835	4,403,585
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6353% 11/25/34 (f)	1,791,552	1,767,242
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8415% 4/25/35 (f)	1,753,133	1,728,970
Holmes Master Issuer PLC floater Series 2007-2A Class 2C1, 5.77% 7/15/21 (f)	1,950,000	1,858,365
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	6,185,000	6,116,019
JPMorgan Mortgage Trust:
sequential payer Series 2006-A3 Class 3A3, 5.7419% 5/25/36 (f)	7,815,000	7,753,542
Series 2005-A8 Class 2A3, 4.9512% 11/25/35 (f)	760,000	746,191
Series 2006-A3 Class 6A1, 3.7696% 8/25/34 (f)	2,663,285	2,602,009

	Principal Amount	Value
Series 2007-A1 Class 3A2, 5.0064% 7/25/35 (f)	$ 9,042,471	$ 8,940,932
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	430,612	426,979
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	4,570,000	4,533,985
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.4062% 10/25/35 (f)	4,305,901	4,274,953
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 7.47% 6/10/35 (b)(f)	1,016,365	1,016,361
Class B5, 8.07% 6/10/35 (b)(f)	694,439	689,843
Class B6, 8.57% 6/10/35 (b)(f)	409,305	402,261
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 10/25/16	237,717	242,165
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1677% 10/20/35 (f)	605,000	601,975
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7621% 9/25/36 (f)	2,890,000	2,885,673
Series 2005-AR10 Class 2A2, 4.1112% 6/25/35 (f)	4,177,538	4,084,922
Series 2005-AR12 Class 2A6, 4.3184% 7/25/35 (f)	6,717,705	6,614,840
Series 2005-AR3 Class 2A1, 4.1871% 3/25/35 (f)	892,147	879,277
Series 2005-AR4 Class 2A2, 4.5237% 4/25/35 (f)	3,428,216	3,365,866
Series 2006-AR8 Class 2A6, 5.2378% 4/25/36 (f)	6,240,000	6,177,536
TOTAL PRIVATE SPONSOR		87,221,652
U.S. Government Agency - 3.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,400,000	3,488,869
Series 1999-57 Class PH, 6.5% 12/25/29	2,453,294	2,514,239
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.3813% 10/25/35 (f)	2,655,181	2,641,658
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,451,533	2,456,116
Series 2002-9 Class PC, 6% 3/25/17	484,016	488,852
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2004-81:
Class KC, 4.5% 4/25/17	$ 11,215,000	$ 11,079,005
Class KD, 4.5% 7/25/18	2,625,000	2,546,050
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	214,379	207,639
Series 2004-86 Class KC, 4.5% 5/25/19	980,868	959,848
Series 2004-91 Class AH, 4.5% 5/25/29	2,052,501	2,010,681
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,921,789
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,424,727
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,596,994
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,109,846
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,929,056
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,289,100
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,516,198
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,842,812
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,466,723
Series 3117 Class PC, 5% 6/15/31	20,000,000	19,803,704
sequential payer:
Series 2508 Class CK, 5% 10/15/17	10,000,000	9,813,316
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,124,900
Series 2750 Class ZT, 5% 2/15/34	2,319,803	2,057,773

	Principal Amount	Value
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 5.685% 6/16/37 (f)	$ 283,587	$ 327,143
TOTAL U.S. GOVERNMENT AGENCY		111,617,038
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $198,797,502)		198,838,690
Commercial Mortgage Securities - 8.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0456% 2/14/43 (f)	1,435,000	1,541,107
Class A3, 7.0956% 2/14/43 (f)	1,545,000	1,670,531
Banc of America Commercial Mortgage, Inc. Series 2007-3 Class A3, 5.8379% 6/10/49 (f)	6,100,000	6,135,960
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-2 Class AAB, 5.9119% 5/10/45 (f)	2,100,000	2,132,199
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,760,954
Class A3, 5.39% 2/10/14	1,985,000	1,971,791
Series 2007-2 Class A1, 5.421% 1/10/12	2,301,295	2,319,454
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42	3,855,000	3,841,383
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	5,041,533
Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class B1, 6.7313% 7/25/37 (b)(f)	216,661	199,091
Class B2, 7.3813% 7/25/37 (b)(f)	187,116	168,112
Class B3, 8.4813% 7/25/37 (b)(f)	211,737	186,395
Class M2, 5.5413% 7/25/37 (b)(f)	128,027	121,286
Class M3, 5.6213% 7/25/37 (b)(f)	128,027	120,906
Class M4, 5.7813% 7/25/37 (b)(f)	270,826	251,361
Class M5, 5.8813% 7/25/37 (b)(f)	241,282	223,035
Class M6, 6.1313% 7/25/37 (b)(f)	300,371	277,280
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class B1, 6.0813% 7/25/37 (b)(f)	$ 210,174	$ 204,920
Class B2, 6.7313% 7/25/37 (b)(f)	554,095	540,243
Class B3, 9.1313% 7/25/37 (b)(f)	281,824	273,370
Class M1, 5.4413% 7/25/37 (b)(f)	186,291	184,428
Class M2, 5.4713% 7/25/37 (b)(f)	195,844	193,886
Class M3, 5.5013% 7/25/37 (b)(f)	320,038	316,437
Class M4, 5.6313% 7/25/37 (b)(f)	506,328	498,733
Class M5, 5.7313% 7/25/37 (b)(f)	253,164	248,101
Class M6, 5.9313% 7/25/37 (b)(f)	191,067	187,246
Series 2007-4A:
Class B1, 7.6813% 9/25/37 (b)(f)	287,358	275,504
Class B2, 8.5813% 9/25/37 (b)(f)	1,089,978	1,029,348
Class M4, 6.7313% 9/25/37 (b)(f)	713,440	692,037
Class M5, 6.8813% 9/25/37 (b)(f)	713,440	690,588
Class M6, 7.0813% 9/25/37 (b)(f)	713,440	687,801
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,038,481	2,034,816
Class X2, 0.5583% 2/11/44 (b)(f)(h)	146,305,000	2,790,168
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2007-PW16 Class AM, 5.7129% 6/11/40	1,898,000	1,889,269
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,012,581
Series 2007-PW16:
Class B, 5.713% 6/11/40 (b)	1,405,000	1,345,946
Class C, 5.713% 6/11/40 (b)	1,170,000	1,108,758
Class D, 5.713% 6/11/40 (b)	1,170,000	1,097,058
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	1,345,000	1,399,512

	Principal Amount	Value
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	$ 4,704,216	$ 4,874,348
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	5,940,000	5,847,585
COMM Series 2004-LBN2 Class X2, 1.1126% 3/10/39 (b)(f)(h)	5,978,266	135,019
Commercial Mortgage pass-thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,771,158
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,326,827
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	4,435,526	4,578,948
Series 2000-C1 Class A2, 7.545% 4/15/62	1,600,000	1,673,984
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,186,077
Class A4, 4.75% 1/15/37	3,035,000	2,924,570
Series 1997-C2 Class D, 7.27% 1/17/35	1,900,000	1,923,438
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,072,015
Class D, 7.17% 5/17/40	595,000	626,537
Series 2001-CKN5 Class AX, 0.9828% 9/15/34 (b)(f)(h)	26,982,687	1,343,241
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	252,234
Series 2004-C1 Class ASP, 0.9607% 1/15/37 (b)(f)(h)	29,710,838	683,979
Series 2006-C1 Class A3, 5.711% 2/15/39 (f)	3,895,000	3,931,705
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,482,137	1,483,709
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	4,961,310
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,422,123	3,598,551
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	3,720,000	3,696,572
Commercial Mortgage Securities - continued
	Principal Amount	Value
General Growth Properties, Inc.:
sequential payer Series 1 Class A2, 6.602% 11/15/07 (b)	$ 7,200,000	$ 7,212,797
Series 1:
Class D2, 6.992% 11/15/07 (b)	4,260,000	4,263,916
Class E2, 7.224% 11/15/07 (b)	2,550,000	2,551,138
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,209,144
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,606,556
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,894,087	1,898,424
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,549,940
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 6.1175% 3/1/20 (b)(f)	1,335,000	1,308,300
Class D, 6.1675% 3/1/20 (b)(f)	400,000	392,000
Class E, 6.2375% 3/1/20 (b)(f)	670,000	653,250
Class F, 6.2775% 3/1/20 (b)(f)	335,000	324,950
Class G, 6.3175% 3/1/20 (b)(f)	165,000	162,258
Class H, 6.4475% 3/1/20 (b)(f)	275,000	265,375
Class J:
6.6475% 3/1/20 (b)(f)	395,000	381,175
6.8475% 3/1/20 (b)(f)	275,000	263,524
sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	2,493,474	2,477,582
Series 1998-GLII Class E, 7.1908% 4/13/31 (f)	1,615,000	1,629,553
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	2,990,000	3,022,661
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (f)	3,965,000	4,009,491
Series 2007-GG10 Class A1, 5.69% 8/10/45	1,991,970	2,024,085
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	5,840,000	5,930,980
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	5,065,000	4,919,512

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.6703% 12/12/44 (f)	$ 4,625,000	$ 4,633,524
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,898,000	1,880,049
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,710,984
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	723,856
Class C, 5.7462% 2/12/49	1,971,000	1,868,764
Class D, 5.7462% 2/12/49	2,075,000	1,960,232
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,381,940	1,381,338
Class BS, 5.437% 1/15/49 (f)	1,725,000	1,639,359
Class CS, 5.466% 1/15/49 (f)	745,000	706,204
Class ES, 5.7356% 1/15/49 (b)(f)	4,663,000	4,276,087
LB Commercial Mortgage Trust Series 2007-C3:
Class F, 6.1339% 7/15/44 (f)	1,815,000	1,736,728
Class G, 6.1339% 7/15/44 (b)(f)	3,200,000	2,839,376
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,161,015	2,275,981
Series 2001-C3 Class A1, 6.058% 6/15/20	1,716,104	1,743,369
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,726,814
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,494,815
Series 2006-C7 Class A1, 5.279% 11/15/38	810,082	814,985
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	1,210,273	1,217,741
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,898,249
Series 2007-C2 Class AM, 5.493% 2/15/40 (f)	1,898,000	1,850,270
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	211,081
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,120,000	2,084,458
Series 2007-C1 Class A4, 6.022% 7/12/40 (f)	3,796,000	3,865,662
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	1,081,738	1,063,615
Commercial Mortgage Securities - continued
	Principal Amount	Value
ML-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	$ 770,000	$ 734,156
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,251,240	4,252,835
Series 2006-T23 Class A1, 5.682% 8/12/41	1,253,204	1,270,540
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (f)	4,745,000	4,694,866
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,883,134	1,875,790
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	3,995,793	4,015,568
Class AM, 5.6915% 4/15/49	1,898,000	1,884,604
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,287,773
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	2,076,603
Morgan Stanley Capital I, Inc.:
sequential payer Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,235,000	2,194,448
Series 2005-IQ9 Class X2, 1.1663% 7/15/56 (b)(f)(h)	25,112,174	884,787
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,387,332	2,808,249
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	752,838	754,680
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,554,378
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	1,277,105	1,252,841
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,908,729
Class A5, 5.342% 12/15/43	3,796,000	3,716,915
Series 2007-C31 Class A1, 5.14% 4/15/47	1,256,480	1,255,328
Commercial Mortgage Securities - continued
	Principal Amount	Value
Series 2007-C31:
Class AM, 5.591% 4/15/47	$ 1,898,000	$ 1,860,704
Class C, 5.8816% 4/15/47 (f)	2,455,000	2,331,637
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,078,873)		269,830,518
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	525,000	521,798
United Mexican States 5.875% 1/15/14	1,665,000	1,714,118
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,164,120)		2,235,916
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	630,000	622,194
6.875% 3/15/12	425,000	450,228
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,047,687)		1,072,422
Commercial Paper - 1.5%

Aquifer Funding LLC 6.15% 10/4/07 (Cost $49,965,833)	50,000,000	49,955,085
Fixed-Income Funds - 13.7%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $484,713,504)	4,877,015	462,145,941
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $3,520,000)	$ 3,520,000	3,386,665
Cash Equivalents - 7.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.13%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $258,799,000)	$ 258,909,578	$ 258,799,000
TOTAL INVESTMENT PORTFOLIO - 115.7% (Cost $3,931,471,522)	3,903,183,117
NET OTHER ASSETS - (15.7)%	(528,590,216)
NET ASSETS - 100%	$ 3,374,592,901
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	$ 1,075,000	(308,129)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	1,900,000	(900,041)
Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	4,400,000	792,000

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37

	August 2037	$ 1,600,000	$ (991,360)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	465,000	(84,644)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	775,000	(215,826)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 3.35% 8/25/34	Sept. 2034	465,000	(121,357)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34

	August 2034	$ 465,000	$ (73,768)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Dec. 2035	1,600,000	(830,640)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,000,000	4,229
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	3,400,000	(80,359)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	3,200,000	(1,541)

	Expiration Date	Notional Amount	Value

Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 1,360,000	$ (113,222)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	2,035,000	(122,885)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Sept. 2034	1,800,000	(485,853)
Receive monthly notional amount multiplies by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,300,000	(1,048,467)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	Sept. 2037	$ 2,600,000	$ (520,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	3,000,000	(600,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	1,500,000	(300,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	3,100,000	(620,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	1,800,000	(360,000)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	Sept. 2037	$ 2,300,000	$ (460,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	4,600,000	(920,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	4,400,000	(880,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	1,600,000	(320,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	465,000	(50,750)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 465,000	$ (76,519)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	(64,813)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	(200,708)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	(145,200)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon credit event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36

	August 2036	$ 3,700,000	$ (3,252,693)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	515,880	(79,059)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	231,256	(189,873)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Nov. 2034	1,800,000	(515,937)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Sept. 2034	$ 1,800,000	$ (486,808)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	40,946	(1,352)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(340,549)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	614,765	(138,048)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon credit event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36

	July 2036	$ 1,900,000	$ (1,368,000)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,900,000	(812,476)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	(255,015)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(137,794)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35

	Oct. 2036	$ 2,000,000	$ (1,003,079)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,900,000	7,001
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	5,380
Receive quarterly notional amount multiplied by .62% and pay UBS upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,070,000	(82,178)
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	840,000	(62,667)

	Expiration Date	Notional Amount	Value

Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)

	June 2008	$ 1,885,000	$ 2,649
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	3,395,000	4,770
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	4,290,000	36,594
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	20,503
TOTAL CREDIT DEFAULT SWAPS		87,617,847	(18,748,484)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(580,902)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 11,825,000	$ (87,159)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	(202,786)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	(113,467)
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	1,500,000	(8,866)
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	17,476
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	50,000,000	475,860
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	30,000,000	345,795

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	$ 20,000,000	$ 285,978
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	1,548,619
Receive semi-annually a fixed rate equal to 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	3,284,757
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	475,653
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	1,043,680
Receive semi-annually a fixed rate equal to 5.45% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	25,000,000	618,009
TOTAL INTEREST RATE SWAPS		423,050,000	7,102,647
		$ 510,667,847	$ (11,645,837)
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,351,109 or 6.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,212,796.
(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$258,799,000 due 10/01/07 at 5.13%
BNP Paribas Securities Corp.	$ 15,284,718
Banc of America Securities LLC	17,889,835
Bank of America, NA	72,537,645
Barclays Capital, Inc.	51,812,603
Bear Stearns & Co., Inc.	26,664,051
Countrywide Securities Corp.	25,906,302
Societe Generale, New York Branch	17,616,285
UBS Securities LLC	31,087,561
$ 258,799,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 24,526,535
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 528,129,201	$ 128,603,122	$ 163,773,986	$ 462,145,941	3.9%
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $3,930,195,357. Net unrealized depreciation aggregated $27,012,240, of which $29,938,641 related to appreciated investment securities and $56,950,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by available dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007